UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976

Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847-520-0999

Signature, Place, and Date of Signing:

   /s/ Michael E. Leonetti             Buffalo Grove, IL          11/09/04
   -----------------------             -----------------         ----------
        [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      45
                                                ---------------
Form 13F Information Table Value Total:        $        147070
                                                ---------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                    30-SEPTEMBER-2004


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
- --------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
Alcoa Inc                   COM            013817101     470        14000   SH           Sole              14000
Ann Taylor Stores           COM            036115103     328        14000   SH           Sole              14000
Aramark Corp Cl B           CL B           038521100    3387       140300   SH           Sole              12000             128300
BB & T Corp Com             COM            054937107    7869       198250   SH           Sole              20000             177850
Bank Of America Corp        COM            060505104     520        12000   SH           Sole              12000
CVS Corp Com                COM            126650100    2507        59500   SH           Sole                                 59100
Computer Sciences Corp      COM            205363104     659        14000   SH           Sole              14000
Conagra Foods Inc           COM            205887102    4367       169875   SH           Sole                                169875
Constellation Brands Cl A   CL A           21036p108    1433        37650   SH           Sole                                 37650
DST Systems Inc             COM            233326107    2308        51900   SH           Sole                                 51900
Dean Foods Co               COM            242370104    6669       222142   SH           Sole              15000             207142
ExxonMobil Corp             COM            30231G102    6142       127075   SH           Sole                                126775
Fresh Del Monte Produce     ORD            G36738105    1794        72000   SH           Sole                                 72000
General Dynamics Corp       COM            369550108    7698        75400   SH           Sole               5000              70200
General Electric Co         COM            369604103    7673       228500   SH           Sole              16000             212100
Guitar Center               COM            402040109    1589        36700   SH           Sole                                 36400
Hewlett-Packard Compaq      COM            428236103     281        15000   SH           Sole              15000
Home Depot Inc              COM            437076102    6793       173300   SH           Sole              15000             157900
International Steel Group   COM            460377104    2204        65400   SH           Sole              10000              55400
J. Jill Group Inc           COM            466189107     601        30300   SH           Sole                                 30300
Jos A Bank Clothiers Inc    COM            480838101    1082        39100   SH           Sole               8000              30800
LibertyMediaIntlInc.Cl A    CL A           530719103    1568        47008   SH           Sole                                 47008
Midcap Spdr Tr Unit Ser 1   UNIT SER 1     595635103     260         2400   SH           Sole                                  2200
Nasdaq 100 Tr Unit          UNIT SER 1     631100104    7030       200050   SH           Sole                                199550
Nokia Corp                  SPONSORED ADR  654902204    3142       229000   SH           Sole              20000             209000
Pepsi Bottling Group        COM            713409100    1542        56800   SH           Sole                                 56800
Rayovac Corp                COM            755081106     211         8000   SH           Sole               8000
Reebok Int'l                COM            758110100     514        14000   SH           Sole              14000
Sara Lee Corp               COM            803111103    3888       170100   SH           Sole                                170100
Skechers USA Inc            CL A           830566105    1400        96400   SH           Sole              20000              76000
Spdr Tr Unit Ser 1          UNIT SER 1     78462F103   19022       170200   SH           Sole               7000             163000
Stericycle Inc              COM            858912108    4361        95000   SH           Sole               5500              89500
Sunrise Senior Living, Inc  COM            86768K106    2407        68550   SH           Sole              15000              53550
Target Corporation          COM            87612e106     362         8000   SH           Sole               8000
Timken Company              COM            887389104    1078        43800   SH           Sole                                 43400
Toro Company                COM            891092108     410         6000   SH           Sole               6000
Tribune Co                  COM            896047107    2597        63100   SH           Sole              10000              53100
United Technologies         COM            913017109    8320        89100   SH           Sole               6000              82900
Unitedhealth Group          COM            91324p102    3491        47337   SH           Sole               6357              40980
ValueClick Inc              COM            92046n102     790        83700   SH           Sole              15000              68700
Walt Disney                 COM            254687106    3611       160150   SH           Sole              15000             145150
Waste Connections Inc       COM            941053100    4706       148550   SH           Sole                                148550
WeatherfordInternationalLtd COM            G95089101    2510        49200   SH           Sole              10000              39200
iShares Dividend Index Fund DJ SEL DIV INX 464287168    3628        63200   SH           Sole                                 62800
iShares Russell 2000IndxFd  RUSSELL 2000   464287655    3848        33800   SH           Sole                                 33600

REPORT SUMMARY                       45 DATA RECORDS  147070            0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
